Property, plant and equipment - Changes in property plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	£ 4,455	£ 4,089
Exceptional impairment	140		£ 35
Ending Balance	4,926	4,455	4,089
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	7,412	6,779
Recognition of right-of-use asset on adoption of IFRS16				£ 236
Exchange differences	(42)	85
Sale of businesses		10
Additions	844	645
Disposals	(190)	(84)
Transfers	0	(3)
Ending Balance	8,260	7,412	6,779
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,957)	(2,690)
Exchange differences	(8)	(30)
Sale of businesses		(4)
Depreciation charge for the year	417	311
Exceptional impairment	140
Disposals	172	63
Transfers		7
Ending Balance	(3,334)	(2,957)	(2,690)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,201	1,118
Ending Balance	1,544	1,201	1,118
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,712	1,585
Recognition of right-of-use asset on adoption of IFRS16				173
Exchange differences	(10)	16
Sale of businesses		2
Additions	202	42
Disposals	(46)	(16)
Transfers	110	87
Ending Balance	2,141	1,712	1,585
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(511)	(467)
Exchange differences	0	(4)
Sale of businesses		0
Depreciation charge for the year	106	49
Exceptional impairment	20
Disposals	40	9
Transfers		0
Ending Balance	(597)	(511)	(467)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,550	2,341
Ending Balance	2,612	2,550	2,341
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,515	4,102
Recognition of right-of-use asset on adoption of IFRS16				63
Exchange differences	(22)	54
Sale of businesses		7
Additions	156	180
Disposals	(86)	(32)
Transfers	242	218
Ending Balance	4,868	4,515	4,102
Plant and equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,965)	(1,761)
Exchange differences	5	(23)
Sale of businesses		(4)
Depreciation charge for the year	260	216
Exceptional impairment	114
Disposals	78	25
Transfers		6
Ending Balance	(2,256)	(1,965)	(1,761)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	34	35
Ending Balance	41	34	35
Fixtures and fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	125	126
Recognition of right-of-use asset on adoption of IFRS16				0
Exchange differences	0	1
Sale of businesses		1
Additions	13	9
Disposals	(20)	(13)
Transfers	9	3
Ending Balance	127	125	126
Fixtures and fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(91)	(91)
Exchange differences	1	0
Sale of businesses		0
Depreciation charge for the year	15	13
Exceptional impairment	0
Disposals	19	12
Transfers		1
Ending Balance	(86)	(91)	(91)
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	176	163
Ending Balance	180	176	163
Returnable bottles and crates | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	566	534
Recognition of right-of-use asset on adoption of IFRS16				0
Exchange differences	(1)	4
Sale of businesses		0
Additions	34	31
Disposals	(37)	(21)
Transfers	13	18
Ending Balance	575	566	534
Returnable bottles and crates | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(390)	(371)
Exchange differences	2	(3)
Sale of businesses		0
Depreciation charge for the year	36	33
Exceptional impairment	6
Disposals	35	17
Transfers		0
Ending Balance	(395)	(390)	(371)
Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	494	432
Ending Balance		494	432
Under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	494	432
Recognition of right-of-use asset on adoption of IFRS16				£ 0
Exchange differences	(9)	10
Sale of businesses		0
Additions	439	383
Disposals	(1)	(2)
Transfers	(374)	(329)
Ending Balance	549	494	432
Under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	0	0
Exchange differences	0	0
Sale of businesses		0
Depreciation charge for the year	0	0
Exceptional impairment	0
Disposals	0	0
Transfers		0
Ending Balance	£ 0	£ 0	£ 0